FINANCIAL INSTRUMENTS - Offsetting of financial assets and financial liabilities (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade payables
Offsetting of financial assets and financial liabilities
Current and noncurrent liabilities - Gross value	$ (477,599)	$ (794,946)
Offsetting	16,436	15,858
Current and noncurrent liabilities - Carrying value	(461,163)	(779,088)
Other Liabilities
Offsetting of financial assets and financial liabilities
Current and noncurrent liabilities - Gross value	(21,077)	(36,608)
Offsetting	3,553	1,899
Current and noncurrent liabilities - Carrying value	(17,524)	(34,709)
Trade receivables
Offsetting of financial assets and financial liabilities
Current and noncurrent assets - Gross value	312,860	305,745
Offsetting	(16,436)	(15,858)
Current and noncurrent assets - Carrying value	296,424	289,887
Other receivables
Offsetting of financial assets and financial liabilities
Current and noncurrent assets - Gross value	23,427	53,314
Offsetting	(3,553)	(1,899)
Current and noncurrent assets - Carrying value	$ 19,874	$ 51,415